BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of basis of presentation [Abstract]
Disclosure of subsidiaries [Table Text Block]
Subsidiary	Referred to as	Place of incorporation	Ownership interest	Principal activity
Goldsource Mines Inc.	"Goldsource"	Canada	100%	Parent company to EMGC.
Eagle Mountain Gold Corp.	"EMGC"	Canada	100%	Parent company to Stronghold.
Stronghold Guyana Inc.	"Stronghold"	Guyana	100%	Holds mineral interest in Guyana, exploration activities; and has a 98% interest in a joint arrangement with Kilroy Mining Inc to operate the Eagle Mountain Project.
Gold Belt, S.A.	"Gold Belt"	Nicaragua	100%	Holds mineral interest in Nicaragua, exploration activities.
Nicoz Resources, S.A.	"Nicoz"	Nicaragua	100%	Gold production. Holds mineral interest in Nicaragua, San Albino and Las Conchitas deposits and exploration activities.
Mako US Corp.	"Mako US"	United States	100%	Service company and parent company to EGA.
EG Acquisition LLC	"EGA"	United States	100%	Parent company to GVC.
Golden Vertex Corp.	"GVC"	United States	100%	Gold production. Holds mineral interest in the USA, the Moss Mine.